Vanguard® Advice Select Dividend Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Communication Services (2.4%)
	Alphabet Inc. Class A	75,149	26,763
Consumer Discretionary (8.3%)
	Home Depot Inc.	102,116	33,898
	TJX Cos. Inc.	204,276	32,141
	McDonald's Corp.	59,110	15,998
	Marriott International Inc. Class A	33,080	12,333
			94,370
Consumer Staples (4.9%)
	Coca-Cola Co.	374,866	32,835
	Procter & Gamble Co.	157,493	22,756
			55,591
Energy (1.8%)
	ExxonMobil Holdings Corp.	127,506	19,819
Financials (22.4%)
	Mastercard Inc. Class A	103,403	59,260
	Blackrock Inc.	35,988	39,241
	Wells Fargo & Co.	421,903	36,474
	Chubb Ltd.	93,251	32,701
	Visa Inc. Class A	87,695	32,108
	Marsh & McLennan Cos. Inc.	136,613	25,914
	JPMorgan Chase & Co.	52,370	18,423
	S&P Global Inc.	23,577	9,712
			253,833
Health Care (17.4%)
	Eli Lilly & Co.	45,597	52,384
	Danaher Corp.	171,153	33,371
	Amgen Inc.	84,423	32,516
	Stryker Corp.	97,012	31,597
	Merck & Co. Inc.	216,326	28,166
	Elevance Health Inc.	49,843	18,733
			196,767
Industrials (10.6%)
	Trane Technologies plc	65,993	30,024
	AMETEK Inc.	102,519	24,780
	Honeywell International Inc.	96,394	23,429
	Northrop Grumman Corp.	40,022	21,711
*	Honeywell Aerospace Inc.	96,394	19,928
			119,872
Information Technology (24.6%)
	Broadcom Inc.	177,550	69,117
	Microsoft Corp.	147,031	68,328
	Apple Inc.	120,478	37,217
	Texas Instruments Inc.	133,207	36,731
	Amphenol Corp. Class A	155,272	24,952
	ASML Holding NV (Registered) ADR	12,736	20,747
	International Business Machines Corp.	47,668	10,661
	QUALCOMM Inc.	57,876	8,543
	KLA Corp.	11,887	2,173
			278,469
Materials (3.1%)
	Linde plc	72,080	34,482
Utilities (2.5%)
	American Water Works Co. Inc.	107,103	14,370
	Sempra	152,234	13,480
			27,850
Total Common Stocks (Cost $902,447)			1,107,816

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[1]	Vanguard Market Liquidity Fund (Cost $22,691)	3.718%	226,946	22,692
Total Investments (100.0%) (Cost $925,138)				1,130,508
Other Assets and Liabilities—Net (0.0%)				306
Net Assets (100%)				1,130,814

Cost is in $000.

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2026, 100% of the market value of the fund's investments was determined based on Level 1 inputs.